REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of Effects of Corrections of Errors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Non-cash lease expense	$ 4,515	$ 4,139
Provision for excess and obsolete inventory	75	45
Provision for excess and obsolete property and equipment	122	510
Inventories, net	(1,716)	(906)
Operating lease liabilities	(4,415)	(4,174)
Accounts payable	(1,552)	(1,432)
Purchase of property, plant and equipment	(43,750)	(24,688)
Proceeds from sale of lost-in-hole equipment	19,684	21,116
ROU assets obtained in exchange for lease liabilities	3,264	7,907
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	601	79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	$ 1,422	372
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Non-cash lease expense		(3,768)
Provision for excess and obsolete inventory		0
Provision for excess and obsolete property and equipment		0
Inventories, net		(940)
Operating lease liabilities		3,733
Accounts payable		(981)
Purchase of property, plant and equipment		(23,753)
Proceeds from sale of lost-in-hole equipment		20,319
ROU assets obtained in exchange for lease liabilities		9,451
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities		0
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities		0
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Non-cash lease expense		7,907
Provision for excess and obsolete inventory		45
Provision for excess and obsolete property and equipment		510
Inventories, net		34
Operating lease liabilities		(7,907)
Accounts payable		(451)
Purchase of property, plant and equipment		(935)
Proceeds from sale of lost-in-hole equipment		797
ROU assets obtained in exchange for lease liabilities		(1,544)
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities		79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities		$ 372